Cover	Apr. 27, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 27, 2023
Entity Registrant Name	CUMULUS MEDIA INC
Entity Central Index Key	0001058623
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38108
Entity Tax Identification Number	82-5134717
Entity Address, Address Line One	780 Johnson Ferry Road NE, Suite 500
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30342
City Area Code	(404)
Local Phone Number	949-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value$0.0000001 per share
Trading Symbol	CMLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value$0.0000001 per share
Trading Symbol	CMLS
Security Exchange Name	NASDAQ
Document Period End Date	Apr. 27, 2023
Amendment Flag	false